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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2008
                                                ------------------

Check here if Amendment [X]; Amendment Number:         2
                                                  ------------
  This Amendment (Check only one.): [ ]  is a restatement.
                                    [X]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Hennessy Advisors, Inc.
Address:  7250 Redwood Boulevard, Suite 200
          Novato, CA  94945

Form 13F File Number:  028-06715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Teresa M. Nilsen
Title:    Executive Vice President and Chief Financial Officer
Phone:    (415) 899-1555

Signature, Place, and Date of Signing:


/s/ Teresa M. Nilsen                  Novato, CA                October 14, 2008
--------------------------------------------------------------------------------
Teresa M. Nilsen                      City, State                      Date

Report Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                              0
                                                 ----------------------

Form 13F Information Table Entry Total:                         2
                                                 ----------------------

Form 13F Information Table Value Total:                      $126
                                                 ----------------------
                                                       (thousands)



List of Other Included Managers:  NONE

Page 1 of 1                                                           06/30/2008

                                                     FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager: Hennessy Advisors, Inc.
                                                                                                    Column
      Column 1:            Column 2:    Column 3:  Column 4:    Column 5:              Column 6:         7:         Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                            Title                   Market
                             of         CUSIP       Value       Shares or                              Other
    Name of Issuer          Class       Number    (x$1,000)  Principal Amount  Investment Discretion   Mgrs.    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SH/ Put/       Shared  Shared
                                                                     PRN Call Sole Defined  Other          Sole    Shared     None
------------------------------------------------------------------------------------------------------------------------------------

ESS TECHNOLOGY INC          COMMON    269151106      58       35,720  SH      SOLE                        35,720
------------------------------------------------------------------------------------------------------------------------------------
HACKETT GROUP INC           COMMON    404609109      68       11,880  SH      SOLE                        11,880
------------------------------------------------------------------------------------------------------------------------------------
                    TOTAL                           126
------------------------------------------------------------------------------------------------------------------------------------